SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to November 30, 2012, the Company applied to the TSX-V for approval to extend the expiry date of 20,833,204 common share purchase warrants issued on January 11, 2012 from January 11, 2013 to January 11, 2014. These warrants were issued as part of a private placement transaction and are exercisable into 20,833,204 common shares of the Company at a price of $0.20 per share. Approval was received from the TSX-V on December 20, 2012.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. See Note 3.

NOTE 10 - SUBSEQUENT EVENTS

(a)	Subsequent to February 29, 2012, the Company made option payments of $60,000 and exercised of its option to acquire the 2% NSR in the American Potash Property for $300,000 (Note 4).

(b)	Subsequent to February 29, 2012, the Company issued 250,000 shares as option payments to the Holbrook Basin Property (Note 4).

(c)

Subsequent to February 29, 2012, the Company entered into a definitive agreement to acquire the Fitzgerald Ranch (Note 4). The purchase price is $15,000,000 and the $225,000 deposit made prior to February 29, 2012 will be used toward the purchase price. The closing of the sale is expected to take place on December 18, 2012.